UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1.  Proxy Voting Record

Vote Summary
WESTERN GAS PARTNERS, LP
Security		958254104		Meeting Type		Special
Ticker Symbol		WES		Meeting Date		17-Oct-2017
ISIN		US9582541044

Item	Proposal		Proposed by	Vote	For/Against Management
1.	TO APPROVE THE WESTERN GAS PARTNERS, LP 2017 LONG-TERM INCENTIVE PLAN (THE LTIP PROPOSAL)		Management	For	For
2.
TO APPROVE THE ADJOURNMENT OF THE SPECIAL
MEETING TO A LATER DATE OR DATES, IF
NECESSARY OR APPROPRIATE, TO SOLICIT
ADDITIONAL PROXIES IN THE EVENT THERE ARE
NOT SUFFICIENT VOTES AT THE TIME OF THE
SPECIAL MEETING TO APPROVE THE LTIP
PROPOSAL
			Management	For	For
MAGELLAN MIDSTREAM PARTNERS,L.P.
Security		559080106		Meeting Type		Annual
Ticker Symbol		MMP		Meeting Date		26-Apr-2018
ISIN		US5590801065

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Robert G. Croyle		For	For
	2	Stacy P. Methvin		For	For
	3	Barry R. Pearl		For	For
2.	Advisory Resolution to Approve Executive Compensation		Management	For	For
3.	Ratification of Appointment of Independent Auditor		Management	For	For
PLAINS ALL AMERICAN PIPELINE, L.P.
Security		726503105		Meeting Type		Annual
Ticker Symbol		PAA		Meeting Date		15-May-2018
ISIN		US7265031051

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Bobby S. Shackouls		For	For
	2	Christopher M. Temple		For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2018.		Management	For	For
3.	The approval, on a non-binding advisory basis, of our named executive officer compensation.		Management	For	For
4.	Non-binding advisory vote on the frequency with which future advisory votes to approve our named executive officer compensation should be held.		Management	1 Year	For
ONEOK, INC.
Security		682680103		Meeting Type		Annual
Ticker Symbol		OKE		Meeting Date		23-May-2018
ISIN		US6826801036

Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of director: Brian L. Derksen		Management	For	For
1B.	Election of director: Julie H. Edwards		Management	For	For
1C.	Election of director: John W. Gibson		Management	For	For
1D.	Election of director: Randall J. Larson		Management	For	For
1E.	Election of director: Steven J. Malcolm		Management	For	For
1F.	Election of director: Jim W. Mogg		Management	For	For
1G.	Election of director: Pattye L. Moore		Management	For	For
1H.	Election of director: Gary D. Parker		Management	For	For
1I.	Election of director: Eduardo A. Rodriguez		Management	For	For
1J.	Election of director: Terry K. Spencer		Management	For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2018.		Management	For	For
3.	Approve the ONEOK, Inc. Equity Incentive Plan.		Management	For	For
4.	An advisory vote to approve ONEOK, Inc.'s executive compensation.		Management	For	For
BUCKEYE PARTNERS, L.P.
Security		118230101		Meeting Type		Annual
Ticker Symbol		BPL		Meeting Date		05-Jun-2018
ISIN		US1182301010

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Pieter Bakker		For	For
	2	Barbara M. Baumann		For	For
	3	Mark C. McKinley		For	For
2.
Amendment of partnership agreement to remove
provisions that prevent general partner from causing
Buckeye Partners, L.P. to issue any class or series of
limited partnership interests having preferences or other
special or senior rights over the LP Units without the prior approval of unitholders holding an aggregate of at least
two-thirds of the outstanding LP Units.
			Management	For	For
3.	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2018.		Management	For	For
4.	The approval, in an advisory vote, of the compensation of Buckeye's named executive officers as described in our proxy statement pursuant to Item 402 of Regulation S-K.		Management	For	For
TALLGRASS ENERGY PARTNERS LP
Security		874697105		Meeting Type		Special
Ticker Symbol		TEP		Meeting Date		26-Jun-2018
ISIN		US8746971055

Item	Proposal		Proposed by	Vote	For/Against Management
1.
The approval and adoption of the Agreement and Plan of
Merger dated as of March 26, 2018 by and among
Tallgrass Energy GP, LP, Tallgrass Equity, LLC, Razor
Merger Sub, LLC, Tallgrass Energy Partners, LP and
Tallgrass MLP GP, LLC, as it may be amended from time
to time, and the transactions contemplated thereby.
			Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: August 27, 2018	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer